Cash Distributions and Earnings / (Losses) Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 16, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Description of the distribution amount per unit for all classes of units		First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.4125 plus any arrearages from previous quarters; Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.4125; and Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4744.
Description of loss allocation		Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.
Conversion of subordinated units	9,342,692
Installment 4 - FY 2014
Declaration date				Jan. 23, 2015
Payment date				Feb. 12, 2015
Dividends payable date of record				Feb. 09, 2015
Cash distribution per unit				$ 0.1973
Aggregate amount of cash distribution paid				$ 3,761
Installment 1 - FY2015
Declaration date				Apr. 24, 2015
Payment date				May 12, 2015
Dividends payable date of record				May 06, 2015
Cash distribution per unit				$ 0.4125
Aggregate amount of cash distribution paid				$ 7,865
Installment 2 - FY2015
Declaration date				Jul. 22, 2015
Payment date				Aug. 12, 2015
Dividends payable date of record				Aug. 06, 2015
Cash distribution per unit				$ 0.4125
Aggregate amount of cash distribution paid				$ 8,536
Installment 3 - FY2015
Declaration date				Oct. 19, 2015
Payment date				Nov. 13, 2015
Dividends payable date of record				Nov. 11, 2015
Cash distribution per unit				$ 0.4225
Aggregate amount of cash distribution paid				$ 8,742
Installment 4 - FY 2015
Declaration date			Jan. 22, 2016
Payment date			Feb. 12, 2016
Dividends payable date of record			Feb. 09, 2016
Cash distribution per unit			$ 0.4225
Aggregate amount of cash distribution paid			$ 8,742
Installment 1 - FY 2016
Declaration date			Apr. 21, 2016
Payment date			May 12, 2016
Dividends payable date of record			May 06, 2016
Cash distribution per unit			$ 0.4225
Aggregate amount of cash distribution paid			$ 8,742
Installment 2 - FY 2016
Declaration date			Jul. 21, 2016
Payment date			Aug. 12, 2016
Dividends payable date of record			Aug. 10, 2016
Cash distribution per unit			$ 0.4225
Aggregate amount of cash distribution paid			$ 8,811
Installment 3 - FY 2016
Declaration date			Oct. 17, 2016
Payment date			Nov. 10, 2016
Dividends payable date of record			Nov. 08, 2016
Cash distribution per unit			$ 0.4225
Aggregate amount of cash distribution paid			$ 8,885
Installment 4 - FY 2016
Declaration date		Jan. 23, 2017
Payment date		Feb. 14, 2017
Dividends payable date of record		Feb. 09, 2017
Cash distribution per unit		$ 0.4225
Aggregate amount of cash distribution paid		$ 9,019
Installment 1 - FY 2017
Declaration date		Apr. 24, 2017
Payment date		May 11, 2017
Dividends payable date of record		May 05, 2017
Cash distribution per unit		$ 0.4225
Aggregate amount of cash distribution paid		$ 9,030
Installment 2 - FY 2017
Declaration date		Jul. 20, 2017
Payment date		Aug. 11, 2017
Dividends payable date of record		Aug. 08, 2017
Cash distribution per unit		$ 0.4225
Aggregate amount of cash distribution paid		$ 9,031
Installment 3 FY 2017
Declaration date		Oct. 17, 2017
Payment date		Nov. 14, 2017
Dividends payable date of record		Nov. 10, 2017
Cash distribution per unit		$ 0.4225
Aggregate amount of cash distribution paid		$ 9,031